VIRTUS KAR Small-Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—96.5%
Communication Services—5.8%
MediaAlpha, Inc. Class A(1)	4,045	$171
Rightmove plc ADR	8,298	149
		320

Consumer Discretionary—10.5%
Ollie’s Bargain Outlet Holdings, Inc.(1)	2,002	168
Olo, Inc. Class A(1)	4,392	164
SiteOne Landscape Supply, Inc.(1)	1,492	253
		585

Consumer Staples—2.5%
Lamb Weston Holdings, Inc.	1,731	140
Financials—7.6%
FactSet Research Systems, Inc.	411	138
Lemonade, Inc.(1)(2)	550	60
MarketAxess Holdings, Inc.	417	193
Oscar Health, Inc. Class A(1)	1,396	30
		421

Health Care—20.6%
Cooper Cos., Inc. (The)	332	131
Elanco Animal Health, Inc.(1)	4,027	140
Globus Medical, Inc. Class A(1)	2,192	170
HealthEquity, Inc.(1)	2,636	212
Silk Road Medical, Inc.(1)	4,704	225
West Pharmaceutical Services, Inc.	737	265
		1,143

Industrials—24.5%
Copart, Inc.(1)	1,632	215
Fair Isaac Corp.(1)	296	149
HEICO Corp. Class A	1,679	208
Old Dominion Freight Line, Inc.	1,161	295
Teledyne Technologies, Inc.(1)	435	182
TransUnion	1,626	178
Verisk Analytics, Inc. Class A	753	132
		1,359

Information Technology—25.0%
Avalara, Inc.(1)	1,238	200
Bentley Systems, Inc. Class B	4,695	304
	Shares	Value

Information Technology—continued
Duck Creek Technologies, Inc.(1)	3,179	$139
Five9, Inc.(1)	1,500	275
Jack Henry & Associates, Inc.	984	161
nCino, Inc.(1)	1,706	102
Tyler Technologies, Inc.(1)	464	210
		1,391

Total Common Stocks (Identified Cost $4,990)		5,359

Total Long-Term Investments—96.5% (Identified Cost $4,990)		5,359

Short-Term Investment—2.3%
Money Market Mutual Fund—2.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)	127,922	128
Total Short-Term Investment (Identified Cost $128)		128

Securities Lending Collateral—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(3)(4)	61,581	62
Total Securities Lending Collateral (Identified Cost $62)		62

TOTAL INVESTMENTS—99.9% (Identified Cost $5,180)		$5,549
Other assets and liabilities, net—0.1%		3
NET ASSETS—100.0%		$5,552

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.
The following table summarizes the market value of the Series’ investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$5,359	$5,359
Securities Lending Collateral	62	62
Money Market Mutual Fund	128	128
Total Investments	$5,549	$5,549
See Notes to Schedule of Investments

VIRTUS KAR Small-Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Schedule of Investments

VIRTUS KAR SMALL-MID CAP GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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